INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.61%
Aerospace & Defense - 2.43%
HEICO Corp. (a)	1,376	$242,149
HEICO Corp. - Class A	584	81,964
		324,113
Airlines - 3.39%
Alaska Air Group, Inc. (a)(b)	3,016	146,668
Copa Holdings SA - Class A	304	35,878
United Airlines Holdings, Inc. (b)	4,952	268,943
		451,489
Apparel - 0.24%
Crocs, Inc. (b)	296	32,072

Auto Manufacturers - 2.77%
Cummins, Inc.	1,104	287,923
General Motors Co.	2,112	81,038
		368,961
Auto Parts & Equipment - 0.62%
XPEL, Inc. (a)(b)	1,016	82,530

Banks - 1.20%
The Bancorp, Inc. (b)	4,232	160,393

Biotechnology - 1.69%
Argenx SE - ADR (b)	448	226,007

Building Materials - 4.31%
Eagle Materials, Inc. (a)	856	157,821
Griffon Corp.	3,952	164,877
Trane Technologies PLC	1,264	252,092
		574,790
Commercial Services - 6.69%
Block, Inc. (b)	3,752	302,148
Booz Allen Hamilton Holding Corp. (a)	2,112	255,721
Huron Consulting Group, Inc. (b)	976	92,300
Rollins, Inc.	1,832	74,801
United Rentals, Inc.	360	167,285
		892,255
Computers - 1.22%
Pure Storage, Inc. - Class A (a)(b)	4,400	162,756

Distribution & Wholesale - 1.51%
Core & Main, Inc. - Class A (b)	1,176	37,173
WESCO International, Inc.	936	164,334
		201,507
Diversified Financial Services - 1.55%
Enova International, Inc. (b)	648	35,698
Interactive Brokers Group, Inc. - Class A (a)	1,952	170,468
		206,166
Electronics - 6.40%
Arrow Electronics, Inc. (b)	2,048	291,922
Atkore, Inc. (a)(b)	1,032	163,748
Atmus Filtration Technologies, Inc. (a)(b)	11,744	280,094
Badger Meter, Inc.	224	36,879
nVent Electric PLC	1,528	80,801
		853,444
Engineering & Construction - 1.86%
Frontdoor, Inc. (b)	7,112	248,351

Food - 2.06%
Performance Food Group Co. (b)	4,608	275,374

Healthcare - Products - 2.92%
Inmode Ltd. (a)(b)	800	34,328
Intuitive Surgical, Inc. (b)	848	275,091
STERIS PLC (a)	352	79,394
		388,813
Healthcare - Services - 1.26%
Medpace Holdings, Inc. (b)	664	168,105

Home Builders - 0.66%
PulteGroup, Inc.	1,048	88,441

Insurance - 1.45%
Arch Capital Group Ltd. (b)	992	77,069
Brown & Brown, Inc.	1,144	80,595
Kinsale Capital Group, Inc.	96	35,772
		193,436
Internet - 2.48%
Airbnb, Inc. - Class A (a)(b)	240	36,526
Expedia Group, Inc. (b)	2,400	294,072
		330,598
Iron & Steel - 0.94%
ATI, Inc. (b)	800	38,144
Carpenter Technology Corp.	1,448	86,677
		124,821
Leisure Time - 3.81%
Polaris, Inc. (a)	1,824	247,772
Royal Caribbean Cruises Ltd. (a)(b)	2,392	260,991
		508,763
Machinery - Construction & Mining - 3.30%
Caterpillar, Inc. (a)	632	167,587
Terex Corp. (a)	4,640	272,043
		439,630
Machinery - Diversified - 4.79%
AGCO Corp.	1,200	159,720
Deere & Co.	656	281,818
Rockwell Automation, Inc. (a)	480	161,419
Thermon Group Holdings, Inc. (b)	1,312	36,224
		639,181
Metal Fabricate & Hardware - 1.24%
The Timken Co. (a)	1,784	165,662

Mining - 1.98%
Cameco Corp.	7,496	263,559

Miscellaneous Manufacturing - 0.27%
Parker-Hannifin Corp.	88	36,081

Oil & Gas - 2.61%
Northern Oil and Gas, Inc. (a)	7,816	307,716
Weatherford International PLC (b)	480	39,888
		347,604
Oil & Gas Services - 3.79%
ChampionX Corp. (a)	7,032	250,339
Schlumberger NV	4,368	254,829
		505,168
Pharmaceuticals - 0.58%
Dexcom, Inc. (a)(b)	624	77,725

Private Equity - 1.25%
Hercules Capital, Inc. (a)	9,976	167,298

Retail - 8.31%
AutoNation, Inc. (a)(b)	1,840	296,203
MINISO Group Holding Ltd. - ADR	13,192	277,164
RH (a)(b)	752	291,904
Shake Shack, Inc. - Class A (b)	3,136	243,542
		1,108,813
Semiconductors - 3.59%
Aehr Test Systems (a)(b)	1,688	88,046
Allegro MicroSystems, Inc. (a)(b)	728	37,572
ON Semiconductor Corp. (a)(b)	2,480	267,220
STMicroelectronics NV - ADR (a)	1,608	86,318
		479,156
Software - 9.39%
Adobe, Inc. (b)	160	87,387
Digi International, Inc. (b)	6,976	292,504
Dropbox, Inc. - Class A (b)	1,344	36,221
Dynatrace, Inc. (b)	1,560	85,316
Fiserv, Inc. (b)	1,904	240,304
MongoDB, Inc. (a)(b)	400	169,360
NetEase, Inc. - ADR	2,792	303,602
Paycom Software, Inc.	104	38,351
		1,253,045
Telecommunications - 0.77%
Arista Networks, Inc. (b)	208	32,259
Extreme Networks, Inc. (b)	1,336	35,524
InterDigital, Inc.	384	35,593
		103,376
Transportation - 4.37%
Dorian LPG Ltd.	9,528	283,363
XPO, Inc. (a)(b)	4,336	300,224
		583,587
Trucking & Leasing - 1.91%
The Greenbrier Cos., Inc.	5,504	254,230
TOTAL COMMON STOCKS (Cost $12,240,200)		13,287,300

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.46%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	4,463,811	4,463,811
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,463,811)		4,463,811

SHORT TERM INVESTMENTS - 0.40%
Money Market Deposit Account - 0.40%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 5.200% (d)	$53,235	53,235
TOTAL SHORT TERM INVESTMENTS (Cost $53,235)		53,235

Total Investments (Cost $16,757,246) - 133.47%		17,804,346
Liabilities in Excess of Other Assets - (33.47)%		(4,464,876)
TOTAL NET ASSETS - 100.00%		$13,339,470

Asset Type	% of Net Assets
Common Stocks	99.61%
Investments Purchased with Proceeds From Securities Lending	33.46
Short Term Investments	0.40
Total Investments	133.47
Liabilities in Excess of Other Assets	(33.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $4,389,665, or 32.91% of net assets. See Note 2.
(b) Non-income producing security.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2023.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust  (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,287,300	$-	$-	$13,287,300
Investments Purchased with Proceeds From Securities Lending	-	4,463,811	-	4,463,811
Short Term Investments	53,235	-	-	53,235
Total Assets	$13,340,535	$4,463,811	$-	$17,804,346

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2023, the values of the securities on loan and cash collateral received were as follows:

Value of Securities on Loan	Cash Collateral Received
$4,389,665	$4,463,811